Common Stock - Summary of Stock Options Outstanding Regarding Number of Common Shares Issuable upon Exercise of Vested Options (Detail)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Number of Vested Options | shares	1,024,529
Exercise Price Range, Weighted Average Vested Price	$ 10.54
Exercise Price Range, Weighted Average Remaining Contractual Term	5 years 6 months 29 days
Range one [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Number of Vested Options | shares	510
Exercise Price Range, Weighted Average Vested Price	$ 1.21
Exercise Price Range, Weighted Average Remaining Contractual Term	5 months 1 day
Exercise Price Range, Lower Range Limit	$ 1.00
Exercise Price Range, Upper Range Limit	$ 1.54
Range two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Number of Vested Options | shares	184,008
Exercise Price Range, Weighted Average Vested Price	$ 1.86
Exercise Price Range, Weighted Average Remaining Contractual Term	7 years 8 months 27 days
Exercise Price Range, Lower Range Limit	$ 1.55
Exercise Price Range, Upper Range Limit	$ 1.88
Range three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Number of Vested Options | shares	90,275
Exercise Price Range, Weighted Average Vested Price	$ 2.51
Exercise Price Range, Weighted Average Remaining Contractual Term	6 years 9 months 4 days
Exercise Price Range, Lower Range Limit	$ 1.89
Exercise Price Range, Upper Range Limit	$ 3.40
Range four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Number of Vested Options | shares	75,217
Exercise Price Range, Weighted Average Vested Price	$ 7.69
Exercise Price Range, Weighted Average Remaining Contractual Term	5 years 9 months 11 days
Exercise Price Range, Lower Range Limit	$ 3.41
Exercise Price Range, Upper Range Limit	$ 11.70
Range five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Number of Vested Options | shares	140,269
Exercise Price Range, Weighted Average Vested Price	$ 11.79
Exercise Price Range, Weighted Average Remaining Contractual Term	6 years 6 months 29 days
Exercise Price Range, Lower Range Limit	$ 11.71
Exercise Price Range, Upper Range Limit	$ 11.86
Range six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Number of Vested Options | shares	141,951
Exercise Price Range, Weighted Average Vested Price	$ 11.95
Exercise Price Range, Weighted Average Remaining Contractual Term	5 years 7 months 21 days
Exercise Price Range, Lower Range Limit	$ 11.87
Exercise Price Range, Upper Range Limit	$ 11.99
Range seven [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Number of Vested Options | shares	132,650
Exercise Price Range, Weighted Average Vested Price	$ 12.88
Exercise Price Range, Weighted Average Remaining Contractual Term	4 years 11 months 19 days
Exercise Price Range, Lower Range Limit	$ 12.00
Exercise Price Range, Upper Range Limit	$ 13.08
Range eight [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Number of Vested Options | shares	135,503
Exercise Price Range, Weighted Average Vested Price	$ 15.64
Exercise Price Range, Weighted Average Remaining Contractual Term	3 years 6 months 15 days
Exercise Price Range, Lower Range Limit	$ 13.09
Exercise Price Range, Upper Range Limit	$ 16.40
Range nine [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Number of Vested Options | shares	63,446
Exercise Price Range, Weighted Average Vested Price	$ 17.74
Exercise Price Range, Weighted Average Remaining Contractual Term	3 years 6 months 22 days
Exercise Price Range, Lower Range Limit	$ 16.41
Exercise Price Range, Upper Range Limit	$ 21.67
Range ten [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Range, Number of Vested Options | shares	60,700
Exercise Price Range, Weighted Average Vested Price	$ 22.28
Exercise Price Range, Weighted Average Remaining Contractual Term	2 years 8 months 1 day
Exercise Price Range, Lower Range Limit	$ 21.68
Exercise Price Range, Upper Range Limit	$ 22.28